CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Income for the period	$ 19,636	$ 42,874	$ 20,630
Items that may be reclassified to income in later periods:
Currency translation differences	1,397	(2,986)	(1,413)
Debt instruments remeasurements	41	(78)	(28)
Cash flow hedging gains/(losses)	71	(232)	21
Net investment hedging (losses)/gains	(44)	180	295
Deferred cost of hedging	(148)	200	(39)
Share of other comprehensive income/(loss) of joint ventures and associates	18	274	(109)
Total	1,335	(2,642)	(1,273)
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	(1,083)	5,466	7,198
Equity instruments remeasurements	(99)	(491)	145
Share of other comprehensive (loss)/income of joint ventures and associates	(201)	(253)	3
Total	(1,383)	4,722	7,346
Other comprehensive (loss)/income for the period	(48)	2,080	6,073
Comprehensive income for the period	19,588	44,954	26,703
Comprehensive income attributable to non-controlling interest	312	621	468
Comprehensive income attributable to Shell plc shareholders	$ 19,276	$ 44,333	$ 26,235